Consolidated Statements of Changes in Equity - CLP ($) $ in Millions	Capital	Reserves [1]	Accumulated other comprehensive income	Retained earnings from previous years and income (loss) for the year	Total	Non- controlling interests	Total
Balance at Dec. 31, 2022	$ 2,418,833	$ 1,172,196	$ (69,429)	$ 1,909,835	$ 5,431,435	$ 2	$ 5,431,437
Dividends distributed and paid				(866,929)	(866,929)	(1)	(866,930)
Other retention (release) earnings		36,366		(36,366)
Application of provision for payment of common stock dividends				422,830	422,830		422,830
Provision for payment of common stock dividends				(373,090)	(373,090)		(373,090)
Subtotal: transactions with owners during the year		36,366		(853,555)	(817,189)	(1)	(817,190)
Net income				1,374,026	1,374,026	1	1,374,027	[2]
Other comprehensive income for the year			93,671		93,671		93,671
Subtotal: Comprehensive income for the year			93,671	1,374,026	1,467,697	1	1,467,698
Balance at Dec. 31, 2023	2,418,833	1,208,562	24,242	2,430,306	6,081,943	2	6,081,945
Dividends distributed and paid				(815,932)	(815,932)		(815,932)
Other retention (release) earnings		130,392		(130,392)
Application of provision for payment of common stock dividends				373,090	373,090		373,090
Provision for payment of common stock dividends				(362,218)	(362,218)		(362,218)
Subtotal: transactions with owners during the year		130,392		(935,452)	(805,060)		(805,060)
Net income				1,248,476	1,248,476		1,248,476	[2]
Other comprehensive income for the year			(20,465)		(20,465)		(20,465)
Subtotal: Comprehensive income for the year			(20,465)	1,248,476	1,228,011		1,228,011
Balance at Dec. 31, 2024	2,418,833	1,338,954	3,777	2,743,330	6,504,894	2	6,504,896
Dividends distributed and paid				(995,380)	(995,380)	(1)	(995,381)
Other retention (release) earnings		41,084		(41,084)
Application of provision for payment of common stock dividends				362,218	362,218		362,218
Provision for payment of common stock dividends				(357,679)	(357,679)		(357,679)
Subtotal: transactions with owners during the year		41,084		(1,031,925)	(990,841)	(1)	(990,842)
Net income				1,185,413	1,185,413		1,185,413
Other comprehensive income for the year		1,916	(13,536)		(11,620)		(11,620)
Subtotal: Comprehensive income for the year		1,916	(13,536)	1,185,413	1,173,793		1,173,793
Balance at Dec. 31, 2025	$ 2,418,833	$ 1,381,954	$ (9,759)	$ 2,896,818	$ 6,687,846	$ 1	$ 6,687,847

[1]	Includes share premium of MCh$1,705 for placements of shares.
[2]	The comparative information was aligned with the new segment structure in accordance with IFRS 8.